SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property, Plant and Equipment, estimated useful lives
Estimated Useful Lives
Computer and other equipment	3 years
Vehicle	5 years

Estimated Useful Lives
Computer and other equipment	3 years
Vehicle	5 years

Schedule of Property, Plant and Equipment
	November 30, 2021	August 31, 2021
Computer Equipment	$-0-	$1,569
Other	-0-	3,587
Accumulated depreciation	-0-	(4,558)
Net book value	$-0-	$598

	August 31, 2021	August 31, 2020
Computer Equipment	$1,569	$1,569
Other	3,587	3,587
Accumulated depreciation	(4,558)	(3,144)
Net book value	$598	$2,012

Schedule of inventories
Type	November 30, 2021	August 31, 2021
Raw Materials	$-0-	$-0-
T-free Distillate	-0-	17,000

Total Inventory	$-0-	$17,000

Type	August 31, 2021	August 31, 2020
Raw Materials	$-0-	$450
T-free Distillate	17,000	37,000

Total Inventory	$17,000	$37,450